Fees Summary	May 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,689,600
Previously Paid Amount	0.00
Total Fee Amount	2,095.88
Total Offset Amount	0.00
Net Fee	2,095.88
Narrative - Max Aggregate Offering Price	$ 13,689,600
Final Prospectus	true